Subsequent Events	6 Months Ended
Jun. 30, 2012
Subsequent Events [Abstract]
Subsequent Events
Note 11 Subsequent Events

Commercial National Financial Corporation has evaluated subsequent events through the date these consolidated financial statements were filed with the Securities and Exchange Commission.  We have incorporated into these consolidated financial statements the effect of all material known events determined by ASC Topic 855, "Subsequent Events," to be recognizable events.

The Corporation has applied for voluntary deregistration from the SEC as a publicly reporting company and will, therefore, not be required to file its quarterly earnings releases on Form 8-K and its quarterly reports on Form 10-Q for any quarter after this second quarter ended June 30, 2012.  However, the Corporation intends to voluntarily issue press releases of quarterly and annual earnings for future quarters on a schedule similar to its past earnings release schedule.

During July 2012, the account of a customer of the Bank became overdrawn as a result of the deposit of a counterfeit check in the account and subsequent withdrawals.  The overdrawn amount (net of setoffs) is approximately $182,000.  The Bank is currently undertaking efforts to recover the net overdrawn amount in full from all legally responsible parties.